Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025
Schedule of accrued liabilities [Abstract]
External research and development fees		$ 215,120	$ 35,770
Operational expenses		134,788	774,223
Professional and other fees		853,942	981,046
Accrued interest		409,193	409,193
Accrued liabilities	[1]	$ 1,613,043	$ 2,200,232

[1]	Accrued liabilities consist of the following as at: